Victory Pioneer Strategic Income VCT Portfolio Expense Example - Victory Pioneer Strategic Income VCT Portfolio	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,313
Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	379
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	$ 1,598